Note 3 - Securities	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE
3
– SECURITIES

The amortized cost, unrealized gains and losses on securities, and fair value of securities as of
December 31, 2020
and
2019
are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value
2020	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$93,406	$6,400	$1	$99,805
Mortgage-backed	90,712	2,904	5	93,611
Other	1,151	13	-	1,164

Total	$185,269	$9,317	$6	$194,580

2019	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$70,043	$2,593	$82	$72,554
Mortgage-backed	108,907	1,292	158	110,041
Other	1,025	-	9	1,016

Total	$179,975	$3,885	$249	$183,611

The amortized cost and fair value of securities at
December 31, 2020
,
by contractual maturity, are shown below. Actual maturities
may
differ from contractual maturities because borrowers
may
have the right to call or prepay obligations with or without call or prepayment penalties.

	(in thousands)
	Amortized Cost	Fair value

Due in one year or less	$560	$562
Due after one year through five years	6,557	6,712
Due after five years through ten years	23,372	24,614
Due after ten years	153,629	161,528
Other securities having no maturity date	1,151	1,164
Total	$185,269	$194,580

Securities with a carrying value of
$33.6
 mi
llion at
December 31, 2020

and
$26.0
 million at
December 31, 2019

were pledged to secure public deposits and for other purposes as required or permitted by law.

The following table presents gross unrealized losses and fair value of debt securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at
December 31, 2020
and
2019
:

	(in thousands)
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2020	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$1	$413	$-	$-	$1	$413
Mortgage-backed	5	2,203	-	-	5	2,203
Other	-	-	-	-	-	-
Total temporarily impaired securities	$6	$2,616	$-	$-	$6	$2,616

	Less than 12 months		12 months or more		Total
2019	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$82	$3,816	$-	$-	$82	$3,816
Mortgage-backed	69	9,633	89	14,808	158	24,441
Other	-	-	9	991	9	991
Total temporarily impaired securities	$151	$13,449	$98	$15,799	$249	$29,248

There we
re
4
 securities in an unrealized loss position at
December 31, 2020
,
none
 of which were in a continuous unrealized loss position for
12
 months or
more. There were
29
 securities in an unrealized loss position at
December 31, 2019
,
15
 of which were in a continuous unrealized loss position for
12
months or more. Management has considered industry analyst reports, whether downgrades by bond rating agencies have occurred, sector credit reports, issuer's financial condition and prospects, the Corporation's ability and intent to hold securities to maturity, and volatility in the bond market, in concluding that the unrealized losses as of
December 31, 2020
 were primarily the result of customary and expected fluctuations in the bond market. As a result, all security impairments as of
December 31, 2020
are considered to be temporary.

Gross realized gains from sale of securities, including securities calls, amounte
d to
$289,000
in
2020
,
$4,000
in
2019
,
and
$90,000
in
2018
,
with the income tax provision applicable to such gains amounting to
$61,000
in
2020
,
$1,000
in
2019
,
and
$19,000
in
2018
.
Gross realized losses from sale of securities amounted to
$96,000
in
2018

w
ith related income tax effect o
f
$20,000
in
2018.
   There were
no
gross realized losses from sale of securities in
2020
or
2019.